Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Accounts and notes payables	¥ 3,168,084	¥ 2,953,716
Other payables	1,124,008	1,092,223
Total	¥ 4,292,092	¥ 4,045,939